Document and Entity Information	Aug. 04, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	INVESTORS TITLE COMPANY
Entity Incorporation, State or Country Code	NC
Entity File Number	0-11774
Entity Tax Identification Number	56-1110199
Entity Address, Address Line One	121 North Columbia Street
Entity Address, City or Town	Chapel Hill
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27514
City Area Code	919
Local Phone Number	968-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000720858
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ITIC
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock
Trading Symbol	none
Security Exchange Name	NASDAQ